Shareholder's Equity and Dividend Restrictions (Details) (USD $)	1 Months Ended	3 Months Ended		12 Months Ended			0 Months Ended		1 Months Ended
	Jun. 30, 2012	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	May 07, 2013 Subsequent Event	May 08, 2013 Subsequent Event	Jun. 30, 2012 SLDI	Jun. 30, 2012 Subsidiary of SLDI
Subsequent Event [Line Items]
Contributions from (distributions to) participants in consolidated investment entities	$ 800,000,000	$ 642,700,000	$ 392,200,000	$ 1,262,000,000	$ 647,700,000	$ (8,500,000)		$ 1,434,000,000	$ 500,000,000
Capital contribution									400,000,000
Statutory Capital and Surplus								0
Repayment of intercompany loan										$ 100,000,000
Common stock, shares issued		0	0	0	0	0	65,192,307
Common stock, shares acquired		0	0	0	0	0
Percentage threshold of dividends paid in previous twelve months to earned statutory surplus of prior year end, requiring approval of payment of dividends if exceeded		10.00%		10.00%